Collaboration Agreements - Additional Information (Details) $ in Millions	1 Months Ended			3 Months Ended		12 Months Ended
	Apr. 30, 2021 USD ($)	Aug. 31, 2020 USD ($) PROGRAM	Oct. 31, 2018 PROGRAM	Jun. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from fees received						$ 14.0
Accounts receivable current, research extension fee						2.0
Contract asset, research extension fee						8.0
Receivable research extension fee						24.0
2018 Gilead Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research term		7 years	3 years
Number of licensed product | PROGRAM			5
Non-refundable upfront payment received						50.0		$ 50.0
Milestone payments receivable								$ 1.7
Gilead Letter Agreement [Member] | License Revenue [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contract with customer liability, revenue recognized							$ 0.7
Amended Gilead Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research term		7 years
Number of licensed product | PROGRAM		15
Non-refundable upfront payment received						125.0
Milestone payments receivable		$ 410.0
Temporary equity, par value		125.0
Revenue recognized, cumulative catch-up adjustment					$ 11.3
Research extension fee							12.0		$ 12.0
Research extension fees, variable consideration						$ 12.0
Contract with customer liability, revenue recognized				$ 11.0
License fee amount	$ 11.0
Amended Gilead Agreement [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage						10.00%
Amended Gilead Agreement [Member] | Series B-1 Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Temporary equity, par value		$ 20.0
Gilead Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transaction price allocated to performance obligation						$ 199.0
Short-term deferred revenue						26.0	32.0
Long-term deferred revenue						114.7	120.8
Gilead Agreement [Member] | Collaboration Revenue [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contract with customer liability, revenue recognized						26.0	$ 7.0
Gilead Agreement Based Performance [Member] | License Revenue [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License fee amount received, recognized as revenue						$ 11.0